Employee benefit plans - Funded status (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item
Net defined benefit liability and asset
Non-current portion of pension liability	€ 530,559	€ 512,539
Defined Benefit Pension Plans
Net defined benefit liability and asset
Balance at beginning of year	485,272
Balance at end of year	€ 501,483	€ 485,272
Weighted average duration of defined benefit obligation | item	18	19
Benefit plans offered by other subsidiaries	€ 36,304	€ 33,725
Net pension liability	537,787	518,997
Current portion of pension liability	4,695	4,483
Non-current portion of pension liability	496,788	480,789
United States | Defined Benefit Pension Plans
Net defined benefit liability and asset
Non-current portion of pension liability	€ 103,519	89,177
Beneficiary percentage	72.00%
France | Defined Benefit Pension Plans
Net defined benefit liability and asset
Non-current portion of pension liability	€ 12,129	12,092
Beneficiary percentage	6.00%
Germany | Defined Benefit Pension Plans
Net defined benefit liability and asset
Non-current portion of pension liability	€ 385,835	384,003
Beneficiary percentage	22.00%
Countries other than US, France, and Germany | Defined Benefit Pension Plans
Net defined benefit liability and asset
Net pension liability	€ 36,304	33,725
Current portion of pension liability	2,533	1,975
Non-current portion of pension liability	33,771	31,750
Present Value of Defined Benefit Obligations | Defined Benefit Pension Plans
Net defined benefit liability and asset
Balance at beginning of year	811,935	755,604
Foreign currency translation gains/losses	(52,135)	12,620
Current service cost	28,463	22,888
Past service cost (incl. Curtailments and settlements)	144	(49)
Interest cost (income)	24,328	26,497
Transfer of plan participants	4	28
Actuarial (gains) losses arising from changes in financial assumptions	(1,038)	45,070
Actuarial (gains) losses arising from changes in demographic assumptions	(2,490)	(10,448)
Actuarial (gains) losses arising from experience adjustments	7,006	(1,416)
Remeasurements	3,478	33,206
Benefits paid	(23,478)	(30,724)
Curtailments and settlements		(8,135)
Balance at end of year	792,739	811,935
Present Value of Defined Benefit Obligations | United States | Defined Benefit Pension Plans
Net defined benefit liability and asset
Balance at beginning of year	415,743
Balance at end of year	394,677	415,743
Present Value of Defined Benefit Obligations | France | Defined Benefit Pension Plans
Net defined benefit liability and asset
Balance at beginning of year	4,015
Balance at end of year	3,995	4,015
Plan assets | Defined Benefit Pension Plans
Net defined benefit liability and asset
Balance at beginning of year	(326,663)	(239,056)
Foreign currency translation gains/losses	39,792	(11,649)
Interest cost (income)	(13,241)	(10,164)
Actuarial (gains) losses arising from experience adjustments	(10,318)	(1,783)
Actual return on plan assets	23,559	11,947
Employer contributions	1,107	99,887
Benefits paid	(20,281)	(27,741)
Curtailments and settlements		8,135
Balance at end of year	€ (291,256)	€ (326,663)